Document and Entity Information	Aug. 04, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 04, 2020
Entity Registrant Name	SilverBow Resources, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-8754
Entity Tax Identification Number	20-3940661
Entity Address, Address Line One	575 North Dairy Ashford
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77079
City Area Code	281
Local Phone Number	874-2700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SBOW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000351817